Mortgage Servicing Rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Mortgage Servicing Rights
The following table summarizes changes in the MSR assets for the three and nine months ended September 30, 2021 (in thousands):

	For the three months ended September 30, 20 21	For the nine months ended September 30, 2021
Balance, at December 31, 2020 under amortization method		$1,756,864
Cumulative effect of adopting fair value method		3,440

Fair value, beginning of period	$2,662,556	$1,760,304
Capitalization of mortgage servicing rights	663,246	1,843,861
MSR sale s	(269,925)	(269,925)
Changes in fair value:
Due to changes in valuation inputs or assumptions	61,477	221,244
Due to collection/realization of cash flows/other	(217,044)	(655,174)

Fair value, end of perio d	$2,900,310	$2,900,310

The following is a summary of the components of change in fair value of servicing rights as reported in the condensed consolidated statements of operations:

	For the three months ended September 30, 2021	For the nine months ended September 30, 2021
Changes in fair value:
Due to changes in valuation model or assumptions	$61,477	$221,244
Due to collection/ realization of cash flows/ other	(217,044)	(655,174)
Reserves and transaction costs on sales of servicing rights	(14,895)	(14,895)

Changes in fair value of servicing rights, net	$(170,462)	$(448,825)

The following table summarizes changes to the MSR assets for the three and nine months ended September 30, 2020 under the amortization method (in thousands):

	For the three months ended September 30, 2020	For the nine months ended September 30, 2020
Balance, beginning of period	$924,260	$731,353
Capitalization of mortgage servicing rights	567,961	1,335,654
Amortization	(72,152)	(172,440)
Loans paid in full	(81,294)	(153,126)
Sales	(12,021)	(298,007)
Recovery/(Impairment)	84,518	(32,162)

Balance, end of period	$1,411,272	$1,411,272

Summary of Loan Servicing Income
The following table summarizes the loan servicing income recognized during the three and nine months ended September 30, 2021 and 2020, respectively (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Contractual servicing fees	$173,133	$69,456	$439,386	$179,969
Late, ancillary and other fees	1,562	1,047	4,376	2,687

Loan servicing income	$174,695	$70,503	$443,762	$182,656

Summary of Key Assumptions Used in Determining the Fair Value
The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at September 30, 2021 and December 31, 2020, respectively:

	September 30, 2021			December 31, 2020
Discount rates	9.0%	—	14.5%	9.0%	—	14.5%
Annual prepayment speeds	8.2%	—	44.8%	8.8%	—	42.2%
Cost of servicing	$75	—	$147	$75	—	$126

Schedule of Analysis of Change in Fair Value
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at September 30, 2021 and December 31, 2020, respectively, (in thousands):

	September 30, 2021	December 31, 2020
Discount rate:
+ 10% adverse change – effect on value	$(94,233)	$(56,889)
+ 20% adverse change – effect on value	(182,023)	(110,040)
Prepayment speeds:
+ 10% adverse change – effect on value	$(125,012)	$(87,752)
+ 20% adverse change – effect on value	(241,351)	(169,230)
Cost of servicing:
+ 10% adverse change – effect on value	$(32,953)	$(21,643)
+ 20% adverse change – effect on value	(65,905)	(43,285)

UNITED WHOLESALE MORTGAGE, LLC
Summary of Mortgage Servicing Rights
The following summarizes the activity of MSRs (in thousands):

	For the year ended December 31,
	2020	2019
Balance, beginning of period	$731,353	$368,117
Additions	1,896,638	1,126,965
Amortization	(252,421)	(80,280)
Loans paid in full	(301,113)	(36,937)
Sales	(298,009)	(625,953)
Impairment	(19,584)	(20,559)

Balance, end of period	$1,756,864	$731,353

Summary of Key Assumptions Used in Determining the Fair Value
The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at December 31, 2020 and 2019, respectively:

	December 31, 2020	December 31, 2019
Discount rates	9.0%— 14.5%	9.0%— 14.5%
Annual prepayment speeds	8.8%— 42.2%	8.2%— 30.8%
Cost of servicing	$ 75 —$ 126	$ 90 —$ 138

Schedule of Analysis of Change in Fair Value
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31, 2020 and 2019, respectively, (in thousands):

	December 31, 2020	December 31, 2019
Discount rate:
+ 10% adverse change – effect on value	$(56,889)	$(25,580)
+ 20% adverse change – effect on value	$(110,040)	$(49,396)
Prepayment speeds:
+ 10% adverse change – effect on value	$(87,752)	$(34,208)
+ 20% adverse change – effect on value	$(169,230)	$(65,744)
Cost of servicing:
+ 10% adverse change – effect on value	$(21,643)	$(8,879)
+ 20% adverse change – effect on value	$(43,285)	$(17,759)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2020. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon retention or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year ending December 31,	Amounts
2021	$293,647
2022	249,591
2023	211,575
2024	179,066
2025	151,176
Thereafter	691,393

Total	$1,776,448